BORROWINGS (Details Narrative) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Interest rate	50.00%			50.00%
Seamless Group Inc. [Member] | Borrowings [Member]
Interest expense	$ 1,311,363		$ 1,382,023	$ 4,655,070		$ 4,591,803
Alexander Kong [Member] | Seamless Group Inc. [Member]
Loans	$ 9,300,000			$ 8,700,000		$ 9,300,000
Interest rate	12.00%			12.00%
Alexander Kong [Member] | Seamless Group Inc. [Member] | Loan One [Member]
Loans assumed	$ 1,600,000	$ 12.3		$ 300,000	$ 2.5
Chief Executive Officer [Member] | Seamless Group Inc. [Member]
Loans assumed	600,000	4.7		600,000	4.7
Mr Takis Wong [Member] | Seamless Group Inc. [Member]
Loans assumed	$ 2,050,000.00			$ 2,050,000.00
Interest rate	12.00%			12.00%
Ronnie Hui [Member] | Seamless Group Inc. [Member]
Loans assumed	$ 500,000	$ 3.6		$ 600,000	$ 3.6
Interest rate	12.00%			12.00%